UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2019

Date of reporting period:	February 28, 2019

Item 1. Schedule of Investments:

Putnam Mortgage Opportunities Fund
The fund's portfolio
2/28/19 (Unaudited)

MORTGAGE-BACKED SECURITIES (61.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (34.6%)
Federal Home Loan Mortgage Corporation
Ser. 4451, Class CI, IO, 7.00%, 3/15/45	$1,973,379	$498,836
Ser. 324, Class C21, IO, 6.00%, 6/15/39	1,468,508	344,032
Ser. 4560, IO, 5.793%, 5/15/39	3,032,370	625,153
Ser. 4601, Class PI, IO, 4.50%, 12/15/45	357,769	67,850
Ser. 4127, Class PI, IO, 4.50%, 7/15/42	2,374,465	440,530
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	658,764	111,041
Ser. 3714, Class KI, IO, 4.50%, 11/15/39	1,029,702	99,648
IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 4.461%, 3/15/41	204,742	33,338
IFB Ser. 4074, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.211%, 2/15/41	123,586	17,920
IFB Ser. 4076, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.211%, 7/15/40	1,052,776	118,880
IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 4.161%, 4/15/40	664,213	73,807
IFB Ser. 3981, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 4.061%, 5/15/41	2,488,815	294,825
IFB Ser. 4033, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 4.061%, 10/15/36	2,696,060	216,905
IFB Ser. 3346, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 4.061%, 10/15/33	5,091,476	800,507
IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 4.011%, 10/15/40	800,482	128,140
Ser. 4707, Class AI, IO, 4.00%, 7/15/47	2,830,248	491,756
Ser. 4635, Class PI, IO, 4.00%, 12/15/46	2,314,452	448,240
Ser. 4568, Class MI, IO, 4.00%, 4/15/46	1,007,987	196,557
Ser. 4530, Class TI, IO, 4.00%, 11/15/45	325,964	63,495
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	82,624	17,106
Ser. 4462, Class PI, IO, 4.00%, 4/15/45	139,019	27,874
Ser. 4425, IO, 4.00%, 1/15/45	885,459	180,412
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	75,885	19,440
Ser. 4403, Class CI, IO, 4.00%, 10/15/44	540,071	111,390
Ser. 4389, Class IA, IO, 4.00%, 9/15/44	92,204	18,448
Ser. 4355, Class DI, IO, 4.00%, 3/15/44	75,241	10,817
Ser. 4386, Class IL, IO, 4.00%, 12/15/43	1,285,215	198,811
Ser. 4299, Class JI, IO, 4.00%, 7/15/43	522,527	88,830
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	780,421	105,650
Ser. 4425, Class WI, IO, 4.00%, 3/15/43	835,233	114,217
Ser. 4386, Class LI, IO, 4.00%, 2/15/43	756,189	98,628
Ser. 4694, Class GI, IO, 4.00%, 2/15/43	823,341	123,559
Ser. 4000, Class LI, IO, 4.00%, 2/15/42	119,407	16,919
Ser. 4015, Class GI, IO, 4.00%, 3/15/27	294,614	30,552
IFB Ser. 4290, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.611%, 7/15/35	15,278,674	2,162,924
IFB Ser. 4267, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.561%, 5/15/39	2,409,372	150,754
IFB Ser. 4073, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.561%, 8/15/38	75,944	4,625
Ser. 4604, Class QI, IO, 3.50%, 7/15/46	1,991,668	316,954
Ser. 4591, Class QI, IO, 3.50%, 4/15/46	225,780	35,888
Ser. 4580, Class ID, IO, 3.50%, 8/15/45	150,983	25,765
Ser. 4560, Class PI, IO, 3.50%, 5/15/45	601,751	102,274
Ser. 4475, Class CI, IO, 3.50%, 1/15/44	3,301,865	526,879
Ser. 4501, Class BI, IO, 3.50%, 10/15/43	81,456	12,761
Ser. 4663, Class KI, IO, 3.50%, 11/15/42	732,887	75,605
Ser. 4663, Class TI, IO, 3.50%, 10/15/42	602,911	70,137
Ser. 4413, Class HI, IO, 3.50%, 3/15/40	2,518,387	273,875
Ser. 4099, Class BI, IO, 3.50%, 6/15/39	1,443,239	120,871
Ser. 3904, Class NI, IO, 3.50%, 8/15/26	949,109	73,359
IFB Ser. 3984, Class DS, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 3.461%, 1/15/42	1,055,579	132,644
Ser. 4801, Class IG, IO, 3.00%, 6/15/48	2,421,606	434,726
Ser. 4134, Class PI, IO, 3.00%, 11/15/42	2,268,208	254,357
Ser. 4182, Class PI, IO, 3.00%, 12/15/41	882,596	54,702
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	151,022	12,873
Ser. 4550, Class AI, IO, 3.00%, 10/15/40	2,253,278	287,744
Ser. 4510, Class HI, IO, 3.00%, 3/15/40	756,547	63,112
Ser. 4656, Class AI, IO, 3.00%, 9/15/37	1,885,935	150,139
Ser. 4666, Class AI, IO, 3.00%, 9/15/35	322,003	21,423
Federal National Mortgage Association
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 7.92%, 5/25/40	21,365	24,117
Ser. 17-8, IO, 6.00%, 2/25/47	1,450,165	374,592
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	112,695	27,023
Ser. 15-69, IO, 6.00%, 9/25/45	818,371	205,999
Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	3,894,525	816,448
Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	536,794	28,794
Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	2,942,259	550,997
Ser. 18-1, Class JI, IO, 5.00%, 2/25/48	2,226,019	445,358
Ser. 12-132, Class PI, IO, 5.00%, 10/25/42	3,194,306	638,861
Ser. 397, Class 2, IO, 5.00%, 9/25/39	871,157	184,470
Ser. 16-104, Class NI, IO, 5.00%, 4/25/38	14,526	54
Ser. 12-49, Class QI, IO, 4.50%, 12/25/40	4,149,748	529,093
Ser. 404, Class 2, IO, 4.50%, 5/25/40	692,351	140,190
IFB Ser. 13-90, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.11%, 9/25/43	1,322,806	252,040
Ser. 18-15, Class PI, IO, 4.00%, 10/25/47	2,866,447	409,383
Ser. 17-48, Class LI, IO, 4.00%, 5/25/47	3,816,090	683,767
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	655,839	130,243
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	833,662	168,817
Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	653,032	112,315
Ser. 16-24, Class CI, IO, 4.00%, 2/25/46	575,170	103,837
Ser. 12-90, Class DI, IO, 4.00%, 3/25/42	2,921,844	545,654
Ser. 14-95, Class TI, IO, 4.00%, 5/25/39	198,788	12,835
IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 3.96%, 4/25/42	406,106	63,807
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 3.91%, 4/25/40	289,437	49,204
IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.76%, 6/25/48	5,331,289	746,392
IFB Ser. 14-87, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.76%, 1/25/45	4,462,412	640,088
IFB Ser. 13-41, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.71%, 6/25/40	136,530	9,034
IFB Ser. 14-35, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.66%, 6/25/44	4,957,739	727,400
IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.61%, 2/25/47	7,855,236	1,176,007
IFB Ser. 16-88, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.61%, 12/25/46	5,233,565	777,132
IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.61%, 11/25/46	3,337,328	497,596
IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.61%, 11/25/46	9,078,482	1,190,125
IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.61%, 9/25/46	2,590,023	364,937
IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.61%, 5/25/39	6,976,738	997,429
IFB Ser. 12-86, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.61%, 4/25/39	99,460	5,244
IFB Ser. 17-16, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.08%), 3.59%, 3/25/47	5,371,134	1,195,077
IFB Ser. 12-103, Class SD, ((-1 x 1 Month US LIBOR) + 6.05%), 3.56%, 9/25/42	500,378	83,751
IFB Ser. 11-134, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.51%, 2/25/41	3,524,025	383,555
IFB Ser. 10-140, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.51%, 7/25/39	1,250,821	84,993
Ser. 17-78, Class KI, IO, 3.50%, 10/25/47	1,082,895	201,776
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	386,058	62,599
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	4,530,791	652,189
Ser. 15-73, Class PI, IO, 3.50%, 10/25/45	5,344,933	731,339
Ser. 13-40, Class YI, IO, 3.50%, 6/25/42	240,666	33,116
Ser. 12-90, Class EI, IO, 3.50%, 2/25/39	149,598	11,407
Ser. 11-98, Class AI, IO, 3.50%, 11/25/37	2,757,815	91,284
IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 3.41%, 10/25/41	992,017	131,442
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	112,137	10,758
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	406,737	25,051
Ser. 13-27, Class PI, IO, 3.00%, 12/25/41	826,315	50,739
Ser. 13-57, Class IQ, IO, 3.00%, 6/25/41	564,082	58,804
Ser. 16-97, Class KI, IO, 3.00%, 6/25/40	1,451,677	131,870
Government National Mortgage Association
Ser. 16-164, IO, 6.50%, 12/20/46	2,165,638	486,641
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	74,931	16,578
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47	1,825,123	428,904
Ser. 16-149, Class MI, IO, 5.50%, 5/20/39	390,592	49,801
Ser. 18-77, IO, 5.00%, 6/20/48	2,294,629	437,402
Ser. 17-123, Class IO, IO, 5.00%, 8/16/47	1,077,600	265,113
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	313,289	70,427
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	3,748,733	769,427
Ser. 16-42, IO, 5.00%, 2/20/46	749,664	157,872
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	1,418,370	194,530
Ser. 17-136, Class IY, IO, 5.00%, 3/20/45	1,222,220	258,671
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	3,017,655	652,568
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	1,828,272	418,144
Ser. 14-132, IO, 5.00%, 9/20/44	3,096,161	674,189
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	50,081	10,901
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	468,482	103,080
Ser. 11-135, Class DI, IO, 5.00%, 4/16/40	1,069,497	252,786
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	35,250	7,773
Ser. 17-26, Class EI, IO, 5.00%, 2/20/40	1,828,009	301,895
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	162,352	35,519
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	22,873	5,215
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	2,063,143	464,455
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	215,683	47,678
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	3,163,674	644,599
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	299,629	58,428
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	119,080	17,936
Ser. 16-49, IO, 4.50%, 11/16/45	983,051	212,757
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	90,777	19,037
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	1,851,858	227,890
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	170,613	37,122
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	700,218	144,750
Ser. 14-161, Class HI, IO, 4.50%, 6/20/44	1,096,521	180,926
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	115,235	18,942
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	440,588	91,702
Ser. 12-129, IO, 4.50%, 11/16/42	210,920	47,160
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	102,585	21,588
Ser. 12-98, Class AI, IO, 4.50%, 4/16/42	1,524,984	281,360
Ser. 14-98, Class AI, IO, 4.50%, 10/20/41	1,153,145	107,797
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	101,328	21,077
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	74,618	15,315
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	33,393	6,637
Ser. 09-121, Class DI, IO, 4.50%, 12/16/39	5,970,544	1,203,244
Ser. 14-95, Class JI, IO, 4.50%, 12/16/39	2,588,842	520,303
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.215%, 12/20/43	2,936,067	533,542
IFB Ser. 11-148, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.69%), 4.209%, 11/16/41	1,886,221	346,235
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%), 4.199%, 1/16/40	5,277,527	692,675
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.115%, 4/20/38	72,636	13,256
IFB Ser. 10-50, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 4.065%, 12/20/38	166,424	6,657
IFB Ser. 10-167, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 4.019%, 8/16/38	3,355,995	104,875
Ser. 17-130, Class IB, IO, 4.00%, 8/20/47	2,029,406	360,419
Ser. 17-120, Class IJ, IO, 4.00%, 4/20/47	1,764,014	233,732
Ser. 17-99, Class AI, IO, 4.00%, 1/20/47	1,985,719	335,328
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	1,826,896	271,751
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46	1,139,234	207,329
Ser. 16-69, IO, 4.00%, 5/20/46	132,700	23,083
Ser. 16-29, IO, 4.00%, 2/16/46	708,254	138,110
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	126,683	23,135
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	88,156	16,206
Ser. 16-47, Class CI, IO, 4.00%, 9/20/45	732,035	112,748
Ser. 15-106, Class CI, IO, 4.00%, 5/20/45	498,526	81,831
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	254,755	51,616
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	124,103	22,994
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	127,389	19,596
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	2,884,683	382,221
Ser. 17-17, Class EI, IO, 4.00%, 9/20/44	2,991,613	332,817
Ser. 17-68, Class IL, IO, 4.00%, 8/20/44	2,658,945	417,112
Ser. 15-40, Class KI, IO, 4.00%, 7/20/44	2,411,608	388,990
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	697,192	89,121
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	2,954,963	620,306
Ser. 15-144, Class IA, IO, 4.00%, 1/16/43	419,443	58,711
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	305,541	58,657
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40	458,349	55,460
Ser. 14-115, Class EI, IO, 4.00%, 6/20/38	86,350	2,861
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.765%, 7/20/48	2,740,950	390,585
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.715%, 6/20/48	2,998,994	408,613
IFB Ser. 13-104, Class YS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.669%, 7/16/43	5,933,984	851,661
IFB Ser. 13-167, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.665%, 11/20/43	4,335,257	655,708
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.665%, 3/20/43	943,513	94,531
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.615%, 10/20/45	68,884	11,366
IFB Ser. 14-58, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.615%, 4/20/44	1,531,512	230,447
IFB Ser. 14-60, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.615%, 4/20/44	87,547	12,952
IFB Ser. 13-182, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.615%, 12/20/43	50,299	8,414
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.565%, 6/20/43	3,090,105	558,279
IFB Ser. 11-22, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.515%, 7/20/40	177,591	13,316
IFB Ser. 10-134, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.515%, 11/20/39	461,310	33,344
IFB Ser. 16-167, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.515%, 4/20/38	128,253	2,906
Ser. 17-141, Class ID, IO, 3.50%, 7/20/47	2,097,368	309,507
Ser. 17-130, Class NI, IO, 3.50%, 1/20/47	4,488,838	688,707
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	124,620	12,799
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46	241,383	23,858
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	94,707	14,959
Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45	1,685,813	265,249
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	3,764,239	633,108
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45	227,403	30,856
Ser. 15-52, Class IK, IO, 3.50%, 4/20/45	417,045	59,357
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	62,972	10,839
Ser. 17-136, Class IG, IO, 3.50%, 2/20/44	3,396,579	320,026
Ser. 17-6, Class DI, IO, 3.50%, 1/20/44	3,858,873	396,153
Ser. 17-17, Class DI, IO, 3.50%, 9/20/43	137,192	17,273
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	101,012	16,600
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	102,130	14,972
Ser. 13-14, IO, 3.50%, 12/20/42	160,694	22,283
Ser. 12-103, Class CI, IO, 3.50%, 8/16/42	1,281,834	243,119
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	93,205	8,566
Ser. 15-165, Class IC, IO, 3.50%, 7/16/41	6,422,671	665,723
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	3,817,565	429,476
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39	554,771	38,141
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	1,572,145	121,530
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	69,850	3,822
Ser. 15-87, Class AI, IO, 3.50%, 12/20/38	1,133,891	81,565
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	1,265,947	108,940
Ser. 14-139, Class NI, IO, 3.50%, 8/20/28	835,241	55,485
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	1,884,642	164,190
Ser. 17-H08, Class DI, IO, 3.239%, 2/20/67(WAC)	1,383,352	224,795
Ser. 17-H04, Class BI, IO, 3.212%, 2/20/67(WAC)	8,143,885	1,079,065
Ser. 18-H02, Class HI, IO, 3.091%, 1/20/68(WAC)	7,794,430	1,069,298
Ser. 18-H02, Class IM, IO, 3.051%, 2/20/68(WAC)	3,984,868	577,806
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	1,316,178	104,265
Ser. 17-H08, Class EI, IO, 2.994%, 2/20/67(WAC)	4,078,338	525,086
Ser. 17-H06, Class MI, IO, 2.807%, 2/20/67(WAC)	2,921,392	333,167
Ser. 17-H06, Class BI, IO, 2.692%, 2/20/67(WAC)	2,016,431	229,470
Ser. 18-H05, Class BI, IO, 2.617%, 2/20/68(WAC)	3,273,737	435,816
Ser. 17-H05, Class CI, IO, 2.521%, 2/20/67(WAC)	11,180,869	1,390,978
Ser. 16-H22, Class AI, IO, 2.454%, 10/20/66(WAC)	7,775,223	819,540
Ser. 17-H03, Class EI, IO, 2.409%, 1/20/67(WAC)	966,531	142,563
Ser. 16-H23, Class NI, IO, 2.391%, 10/20/66(WAC)	410,662	45,050
Ser. 18-H07, Class IE, IO, 2.379%, 2/20/68(WAC)	15,397,610	1,058,586
Ser. 10-H22, Class CI, IO, 2.349%, 10/20/60(WAC)	637,816	30,296
Ser. 16-H21, Class AI, IO, 2.345%, 9/20/66(WAC)	5,562,303	618,806
Ser. 17-H02, Class BI, IO, 2.326%, 1/20/67(WAC)	4,827,392	568,715
Ser. 17-H08, Class NI, IO, 2.316%, 3/20/67(WAC)	876,568	96,685
Ser. 18-H11, Class AI, IO, 2.304%, 2/20/68(WAC)	5,530,940	656,799
Ser. 16-H27, Class EI, IO, 2.284%, 12/20/66(WAC)	6,649,919	616,866
Ser. 17-H22, Class EI, IO, 2.257%, 10/20/67(WAC)	2,188,213	246,174
Ser. 16-H27, Class BI, IO, 2.255%, 12/20/66(WAC)	1,331,103	153,476
Ser. 17-H16, Class JI, IO, 2.248%, 8/20/67(WAC)	899,279	124,775
Ser. 18-H11, Class JI, IO, 2.226%, 7/20/68(WAC)	6,027,333	731,718
Ser. 16-H20, Class NI, IO, 2.221%, 9/20/66(WAC)	1,223,396	123,869
Ser. 17-H03, Class AI, IO, 2.199%, 12/20/66(WAC)	2,250,737	256,021
Ser. 17-H03, Class DI, IO, 2.199%, 12/20/66(WAC)	4,833,723	610,258
Ser. 17-H14, Class JI, IO, 2.197%, 6/20/67(WAC)	3,471,344	494,667
Ser. 18-H01, Class AI, IO, 2.193%, 1/20/68(WAC)	13,545,414	1,758,195
Ser. 17-H20, Class DI, IO, 2.173%, 10/20/67(WAC)	2,164,284	299,321
Ser. 17-H20, Class AI, IO, 2.151%, 10/20/67(WAC)	5,510,053	729,221
Ser. 17-H11, Class NI, IO, 2.149%, 5/20/67(WAC)	7,507,469	755,236
Ser. 19-H03, Class AI, IO, 2.148%, 11/20/68(WAC)	21,270,000	2,472,625
FRB Ser. 16-H16, Class DI, IO, 2.13%, 6/20/66(WAC)	1,591,218	179,012
Ser. 15-H03, Class DI, IO, 2.129%, 1/20/65(WAC)	428,075	35,787
Ser. 17-H03, Class CI, IO, 2.119%, 12/20/66(WAC)	4,317,982	523,555
Ser. 17-H22, Class DI, IO, 2.118%, 11/20/67(WAC)	5,679,284	788,001
Ser. 15-H20, Class CI, IO, 2.113%, 8/20/65(WAC)	154,097	15,267
Ser. 17-H20, Class HI, IO, 2.112%, 10/20/67(WAC)	1,764,812	236,044
Ser. 16-H14, Class AI, IO, 2.107%, 6/20/66(WAC)	196,680	20,454
Ser. 15-H29, Class HI, IO, 2.096%, 9/20/65(WAC)	4,043,278	342,466
Ser. 16-H24, IO, 2.094%, 9/20/66(WAC)	535,912	60,290
Ser. 15-H25, Class CI, IO, 2.093%, 10/20/65(WAC)	131,740	11,554
Ser. 16-H11, Class HI, IO, 2.087%, 1/20/66(WAC)	280,294	25,227
FRB Ser. 15-H16, Class XI, IO, 2.085%, 7/20/65(WAC)	88,537	8,801
Ser. 17-H18, Class DI, IO, 2.084%, 9/20/67(WAC)	2,412,173	310,567
Ser. 17-H13, Class QI, IO, 2.081%, 6/20/67(WAC)	3,311,886	371,060
Ser. 17-H21, Class AI, IO, 2.079%, 10/20/67(WAC)	11,705,251	1,305,967
Ser. 17-H20, Class GI, IO, 2.075%, 9/20/67(WAC)	9,466,410	1,112,303
Ser. 16-H06, Class HI, IO, 2.064%, 2/20/66	168,290	14,324
Ser. 16-H17, Class DI, IO, 2.061%, 7/20/66(WAC)	3,802,160	385,923
Ser. 15-H26, Class DI, IO, 2.048%, 10/20/65(WAC)	127,441	11,611
Ser. 15-H25, Class BI, IO, 2.046%, 10/20/65(WAC)	215,986	18,726
Ser. 17-H19, Class MI, IO, 2.042%, 4/20/67(WAC)	1,970,248	221,653
Ser. 15-H22, Class HI, IO, 2.042%, 8/20/65(WAC)	4,559,357	468,702
Ser. 15-H24, Class HI, IO, 2.027%, 9/20/65(WAC)	289,684	19,598
Ser. 16-H02, Class HI, IO, 2.023%, 1/20/66(WAC)	389,100	30,700
Ser. 15-H04, Class AI, IO, 1.989%, 12/20/64(WAC)	6,553,013	532,432
Ser. 16-H18, Class QI, IO, 1.968%, 6/20/66(WAC)	3,414,245	401,392
Ser. 15-H15, Class JI, IO, 1.935%, 6/20/65(WAC)	272,572	25,731
Ser. 17-H09, Class DI, IO, 1.872%, 3/20/67(WAC)	3,053,292	280,903
Ser. 15-H13, Class AI, IO, 1.87%, 6/20/65(WAC)	520,289	48,127
Ser. 17-H11, Class DI, IO, 1.853%, 5/20/67(WAC)	592,515	65,917
Ser. 16-H22, IO, 1.837%, 10/20/66(WAC)	7,070,405	604,612
Ser. 15-H25, Class EI, IO, 1.829%, 10/20/65(WAC)	155,762	13,209
Ser. 15-H23, Class DI, IO, 1.817%, 9/20/65(WAC)	168,672	14,944
Ser. 15-H20, Class AI, IO, 1.808%, 8/20/65(WAC)	148,457	12,782
Ser. 15-H18, Class IA, IO, 1.796%, 6/20/65(WAC)	209,335	13,251
Ser. 16-H26, Class KI, IO, 1.789%, 11/20/66(WAC)	6,697,516	527,429
Ser. 15-H10, Class CI, IO, 1.789%, 4/20/65(WAC)	160,779	13,986
Ser. 14-H21, Class AI, IO, 1.787%, 10/20/64(WAC)	300,356	23,368
Ser. 17-H16, Class IB, IO, 1.786%, 8/20/67(WAC)	7,857,006	793,558
Ser. 15-H26, Class GI, IO, 1.772%, 10/20/65(WAC)	86,250	7,409
Ser. 17-H10, Class MI, IO, 1.76%, 4/20/67(WAC)	9,312,831	871,681
Ser. 17-H06, Class DI, IO, 1.749%, 2/20/67(WAC)	1,253,353	104,154
Ser. 13-H15, Class CI, IO, 1.747%, 7/20/63(WAC)	4,276,970	161,233
Ser. 15-H23, Class BI, IO, 1.71%, 9/20/65(WAC)	105,533	8,390
Ser. 15-H26, Class EI, IO, 1.709%, 10/20/65(WAC)	341,815	29,362
Ser. 17-H09, IO, 1.706%, 4/20/67(WAC)	815,320	77,223
Ser. 17-H14, Class DI, IO, 1.682%, 6/20/67(WAC)	984,514	68,046
Ser. 15-H09, Class BI, IO, 1.672%, 3/20/65(WAC)	66,734	5,081
Ser. 16-H24, Class CI, IO, 1.669%, 10/20/66(WAC)	7,921,500	638,140
Ser. 16-H06, Class AI, IO, 1.664%, 2/20/66	2,557,593	217,846
Ser. 14-H25, Class BI, IO, 1.662%, 12/20/64(WAC)	2,898,794	215,583
Ser. 17-H16, Class CI, IO, 1.645%, 7/20/67(WAC)	10,079,132	596,382
Ser. 13-H14, Class XI, IO, 1.635%, 3/20/63(WAC)	387,359	17,741
Ser. 16-H12, Class AI, IO, 1.624%, 7/20/65(WAC)	544,559	41,419
Ser. 15-H22, Class EI, IO, 1.598%, 8/20/65(WAC)	307,824	15,453
Ser. 17-H16, Class HI, IO, 1.596%, 8/20/67(WAC)	5,573,110	515,513
Ser. 18-H01, Class IB, IO, 1.595%, 1/20/68(WAC)	14,123,941	764,105
Ser. 15-H24, Class BI, IO, 1.59%, 8/20/65(WAC)	512,307	21,524
Ser. 15-H25, Class AI, IO, 1.589%, 9/20/65(WAC)	376,736	28,670
Ser. 15-H10, Class HI, IO, 1.569%, 4/20/65(WAC)	295,235	24,623
Ser. 14-H13, Class BI, IO, 1.56%, 5/20/64(WAC)	332,330	16,201
Ser. 17-H03, Class HI, IO, 1.558%, 1/20/67(WAC)	723,735	56,089
Ser. 17-H06, Class EI, 1.556%, 2/20/67(WAC)	233,216	15,896
Ser. 15-H14, Class BI, IO, 1.554%, 5/20/65(WAC)	511,194	23,356
FRB Ser. 12-H23, Class WI, IO, 1.549%, 10/20/62(WAC)	930,057	38,967
Ser. 15-H01, Class BI, IO, 1.54%, 1/20/65(WAC)	9,086,183	583,324
Ser. 14-H23, Class BI, IO, 1.538%, 11/20/64(WAC)	8,722,461	665,114
Ser. 11-H15, Class AI, IO, 1.518%, 6/20/61(WAC)	2,702,232	138,489
Ser. 18-H08, Class FI, IO, 1.487%, 6/20/68(WAC)	5,085,037	499,757
Ser. 16-H25, Class GI, IO, 1.484%, 11/20/66(WAC)	1,011,654	48,409
Ser. 17-H14, Class EI, IO, 1.474%, 6/20/67(WAC)	4,506,891	383,086
Ser. 14-H08, Class CI, IO, 1.466%, 3/20/64(WAC)	15,188,019	704,542
Ser. 16-H04, Class KI, IO, 1.465%, 2/20/66(WAC)	114,267	8,427
Ser. 13-H24, Class AI, IO, 1.463%, 9/20/63(WAC)	722,718	27,382
Ser. 14-H06, Class BI, IO, 1.453%, 2/20/64(WAC)	10,043,892	464,821
Ser. 17-H16, Class KI, IO, 1.447%, 8/20/67(WAC)	6,237,553	447,744
Ser. 10-H19, Class BI, IO, 1.447%, 8/20/60(WAC)	439,582	24,169
Ser. 12-H29, Class AI, IO, 1.444%, 10/20/62(WAC)	2,372,674	78,678
Ser. 12-H29, Class FI, IO, 1.444%, 10/20/62(WAC)	2,372,674	78,678
Ser. 14-H08, Class BI, IO, 1.44%, 4/20/64(WAC)	231,841	17,968
Ser. 10-H20, Class IF, IO, 1.425%, 10/20/60(WAC)	3,539,674	176,984
Ser. 14-H09, Class AI, IO, 1.408%, 1/20/64(WAC)	237,703	10,102
Ser. 12-H29, Class CI, IO, 1.408%, 2/20/62(WAC)	8,362,828	365,874
Ser. 16-H08, Class GI, IO, 1.402%, 4/20/66(WAC)	264,622	14,194
Ser. 12-H06, Class AI, IO, 1.33%, 1/20/62(WAC)	944,268	40,131
Ser. 11-H08, Class GI, IO, 1.243%, 3/20/61(WAC)	328,004	13,481
FRB Ser. 11-H07, Class FI, IO, 1.215%, 2/20/61(WAC)	712,451	20,804
Ser. 12-H11, Class FI, IO, 1.191%, 2/20/62(WAC)	11,977,925	400,554
Ser. 12-H10, Class AI, IO, 1.184%, 12/20/61(WAC)	7,007,666	236,509
Ser. 11-H16, Class FI, IO, 1.02%, 7/20/61(WAC)	2,551,084	88,969
Ser. 15-H26, Class CI, IO, 0.863%, 8/20/65(WAC)	393,366	4,445

		92,577,437
Commercial mortgage-backed securities (8.1%)
Banc of America Commercial Mortgage Trust Ser. 08-1, Class AJ, 6.79%, 2/10/51(WAC)	21,541	21,521
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 07-T28, Class D, 5.718%, 9/11/42(WAC)	332,000	187,580
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	100,000	91,327
COMM Mortgage Trust 144A FRB Ser. 12-CR3, Class E, 4.753%, 10/15/45(WAC)	100,000	87,205
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 6.274%, 9/15/39(WAC)	48,877	48,877
FRB Ser. 08-C1, Class AJ, 5.803%, 2/15/41(WAC)	99,597	66,939
GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45(WAC)	19,000	19,451
Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)	805,000	806,125
FRB Ser. 14-GC24, Class D, 4.529%, 9/10/47(WAC)	1,670,000	1,476,537
FRB Ser. 13-GC10, Class E, 4.397%, 2/10/46(WAC)	1,024,000	823,021
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.818%, 2/15/47(WAC)	426,000	385,231
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	625,000	447,852
Ser. 14-C23, Class E, 3.364%, 9/15/47(WAC)	626,000	477,325
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	100,000	63,834
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.169%, 4/15/46(WAC)	686,000	587,643
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.297%, 2/12/51(WAC)	1,451,000	1,447,373
FRB Ser. 12-C6, Class E, 5.149%, 5/15/45(WAC)	224,000	201,652
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	1,000,000	787,045
Ser. 12-C6, Class G, 2.972%, 5/15/45(WAC)	100,000	78,531
ML-CFC Commercial Mortgage Trust
Ser. 07-6, Class AM, 5.526%, 3/12/51(WAC)	243,558	231,380
FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	764,760	721,857
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.367%, 8/15/46(WAC)	1,449,000	760,725
FRB Ser. 13-C10, Class E, 4.082%, 7/15/46(WAC)	750,000	619,038
FRB Ser. 13-C10, Class F, 4.082%, 7/15/46(WAC)	1,579,000	1,298,856
Ser. 14-C15, Class F, 4.00%, 4/15/47	477,000	389,088
Ser. 14-C18, Class D, 3.389%, 10/15/47	201,000	166,226
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class B, 5.538%, 2/12/44(WAC)	33,207	33,178
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	100,000	94,549
Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.288%, 1/11/43(WAC)	58,574	58,410
FRB Ser. 12-C4, Class D, 5.42%, 3/15/45(WAC)	211,000	202,312
FRB Ser. 12-C4, Class E, 5.42%, 3/15/45(WAC)	609,000	511,615
FRB Ser. 11-C3, Class G, 5.154%, 7/15/49(WAC)	1,171,000	1,044,386
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	657,000	587,049
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.892%, 5/10/63(WAC)	58,000	39,423
FRB Ser. 12-C2, Class E, 4.892%, 5/10/63(WAC)	38,000	32,644
Wachovia Bank Commercial Mortgage Trust FRB Ser. 05-C21, Class D, 5.234%, 10/15/44(WAC)	484,290	479,909
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.286%, 7/15/46(WAC)	750,000	669,324
Ser. 10-C1, Class E, 4.00%, 11/15/43	428,000	404,481
Ser. 14-LC16, Class D, 3.938%, 8/15/50	1,208,000	975,853
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C7, Class D, 4.821%, 6/15/45(WAC)	354,000	331,638
FRB Ser. 12-C7, Class E, 4.821%, 6/15/45(WAC)	1,015,000	878,391
FRB Ser. 12-C9, Class E, 4.78%, 11/15/45(WAC)	815,000	705,662
FRB Ser. 13-C15, Class D, 4.474%, 8/15/46(WAC)	1,350,000	1,086,327
FRB Ser. 12-C10, Class D, 4.441%, 12/15/45(WAC)	1,048,000	929,445
FRB Ser. 13-C11, Class E, 4.265%, 3/15/45(WAC)	356,000	322,655

		21,679,490
Residential mortgage-backed securities (non-agency) (18.5%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 2.68%, 5/25/47	139,740	107,852
Bear Stearns Alt-A Trust
FRB Ser. 05-8, Class 21A1, 4.483%, 10/25/35(WAC)	474,640	454,848
FRB Ser. 05-7, Class 21A1, 4.433%, 9/25/35(WAC)	665,812	621,056
FRB Ser. 06-6, Class 1A1, (1 Month US LIBOR + 0.32%), 2.81%, 11/25/36	973,128	963,932
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (1 Month US LIBOR + 0.23%), 2.72%, 9/25/46	170,706	170,308
Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class B1, (1 Month US LIBOR + 6.30%), 8.79%, 7/25/25 (Bermuda)	150,000	151,489
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 4.681%, 4/25/37(WAC)	813,240	816,371
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.84%, 3/25/37	416,321	352,566
FRB Ser. 07-WFH3, Class M1, (1 Month US LIBOR + 0.26%), 2.75%, 6/25/37	320,000	299,200
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 3.292%, 8/25/46	234,485	207,659
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.272%, 6/25/46	65,129	58,518
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%), 2.83%, 2/25/37	497,076	287,951
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.81%, 11/20/35	65,025	62,062
FRB Ser. 05-51, Class 3A3A, (1 Month US LIBOR + 0.32%), 2.805%, 11/20/35	319,401	291,723
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 2.68%, 8/25/46	236,096	200,682
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 2.68%, 8/25/46	624,540	540,227
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.68%, 8/25/46	648,725	555,828
Countrywide Home Loan Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 2A1, (1 Month US LIBOR + 0.20%), 2.69%, 4/25/46	83,538	73,725
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 13.01%, 5/25/28	249,157	328,614
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 11.86%, 4/25/28	358,344	451,713
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 10.06%, 12/25/27	736,593	862,023
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 7.66%, 10/25/29	250,000	283,883
FRB Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 7.51%, 12/25/28	670,000	766,782
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 7.46%, 7/25/29	1,203,000	1,354,905
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 6.36%, 3/25/29	343,000	380,896
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 6.04%, 8/25/29	490,000	527,861
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class B1, (1 Month US LIBOR + 3.15%), 5.64%, 7/25/30	775,000	740,027
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2, (1 Month US LIBOR + 2.50%), 5.01%, 3/25/30	310,000	319,860
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.81%, 9/25/30	1,400,000	1,400,251
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class M2, (1 Month US LIBOR + 1.80%), 4.29%, 7/25/30	2,000,000	1,966,020
Federal Home Loan Mortgage Corporation 144A Structured Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 6.21%, 12/25/30	2,220,000	2,184,851
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 15.24%, 10/25/28	825,785	1,157,629
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.74%, 9/25/28	94,750	136,064
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 14.24%, 10/25/28	134,831	190,371
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 14.24%, 8/25/28	60,730	83,230
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 13.24%, 1/25/29	69,858	88,020
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.39%, 10/25/28	1,443,420	1,645,052
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 8.19%, 4/25/28	809,018	925,381
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 8.04%, 4/25/28	1,138,817	1,279,809
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.99%, 9/25/29	1,919,000	2,173,480
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.79%, 10/25/28	896,000	1,041,022
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2B1, (1 Month US LIBOR + 5.05%), 7.54%, 11/25/29	1,500,000	1,647,312
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.49%, 7/25/25	466,871	517,425
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 7.34%, 10/25/29	1,555,000	1,729,438
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 6.94%, 1/25/29	700,000	769,464
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 6.84%, 5/25/29	721,000	785,984
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.74%, 4/25/29	486,000	540,240
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 6.09%, 1/25/30	1,175,000	1,206,686
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 6.04%, 7/25/30	1,317,000	1,306,298
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 6.04%, 7/25/29	558,000	601,016
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 5.29%, 2/25/30	1,340,000	1,387,290
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2, (1 Month US LIBOR + 2.65%), 5.14%, 2/25/30	1,920,000	1,983,217
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 5.04%, 12/25/30	493,000	497,326
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 4.74%, 7/25/30	303,000	306,638
GSAA Home Equity Trust
FRB Ser. 05-15, Class 2A2, (1 Month US LIBOR + 0.25%), 2.74%, 1/25/36	769,271	486,525
FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 2.67%, 5/25/36	149,694	64,419
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 2.80%, 5/25/37	965,825	704,423
HarborView Mortgage Loan Trust FRB Ser. 04-11, Class 1A, (1 Month US LIBOR + 0.70%), 3.18%, 1/19/35	622,328	426,295
IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR11, Class 2A1, 3.861%, 6/25/36(WAC)	71,320	65,908
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 2.69%, 6/25/37	345,319	199,747
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-NC1, Class M2, (1 Month US LIBOR + 2.33%), 4.815%, 12/27/33	305,956	305,130
MortgageIT Trust FRB Ser. 05-3, Class M4, (1 Month US LIBOR + 0.95%), 3.435%, 8/25/35	41,077	39,179
Oaktown Re, Ltd. 144A
FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 8.24%, 4/25/27 (Bermuda)	960,000	1,007,400
FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 5.34%, 7/25/28 (Bermuda)	1,030,000	1,031,931
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 5.19%, 3/25/28 (Bermuda)	1,500,000	1,526,250
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 2.70%, 8/25/36	215,643	191,922
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 2.67%, 1/25/37	83,988	77,344
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 2.61%, 8/25/36	649,986	593,438
VOLT LXIX, LLC 144A Ser. 18-NPL5, Class A1B, 4.704%, 8/25/48	500,000	502,291
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.116%, 9/25/35(WAC)	654,393	657,725
FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.92%), 3.43%, 10/25/44	301,381	295,504
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.43%), 2.92%, 10/25/45	201,681	201,906
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR2, Class 1A1, 4.865%, 3/25/36(WAC)	707,848	702,912
FRB Ser. 06-AR5, Class 1A1, 4.504%, 4/25/36(WAC)	738,557	745,943
FRB Ser. 05-AR16, Class 6A4, 4.481%, 10/25/35(WAC)	19,859	19,429

		49,627,696

Total mortgage-backed securities (cost $163,102,936)		$163,884,623

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (31.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.5%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 3/1/49	$6,000,000	$6,208,594
4.00%, TBA, 3/1/49	3,000,000	3,079,219

		9,287,813
U.S. Government Agency Mortgage Obligations (28.1%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, TBA, 3/1/49	1,000,000	1,048,594
4.00%, TBA, 3/1/49	23,000,000	23,449,218
3.00%, TBA, 3/1/49	52,000,000	50,817,811

		75,315,623

Total U.S. government and agency mortgage obligations (cost $84,641,993)		$84,603,436

ASSET-BACKED SECURITIES (2.4%)(a)
	Principal amount	Value
loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 3.29%, 11/25/50	$1,032,000	$1,032,000
Nationstar HECM Loan Trust 144A Ser. 18-2A, Class M5, 6.00%, 7/25/28(WAC)	600,000	585,049
Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 3.412%, 4/24/19	1,166,000	1,166,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 3.212%, 2/24/20	1,420,000	1,420,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 3.212%, 9/24/19	1,205,000	1,205,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 3.212%, 7/24/19	918,000	918,000

Total asset-backed securities (cost $6,323,103)		$6,326,049

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Citibank, N.A.
(2.735)/3 month USD-LIBOR-BBA/Mar-29	Mar-19/2.735	$41,795,800	$115,774
2.5275/3 month USD-LIBOR-BBA/Mar-24	Mar-19/2.5275	30,290,100	41,497
2.615/3 month USD-LIBOR-BBA/Mar-29	Mar-19/2.615	41,795,800	30,093
2.673/3 month USD-LIBOR-BBA/Mar-29	Mar-19/2.673	41,795,800	12,539
(2.823)/3 month USD-LIBOR-BBA/Mar-29	Mar-19/2.823	41,795,800	418
Goldman Sachs International
2.6225/3 month USD-LIBOR-BBA/Mar-29	Mar-19/2.6225	59,664,500	63,841
2.43/3 month USD-LIBOR-BBA/Mar-24	Mar-19/2.43	30,290,100	3,029

Total purchased swap options outstanding (cost $593,137)			$267,191

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Goldman Sachs Bank USA
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-19/$98.16	$36,000,000	$36,000,000	$91,980
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-19/97.55	4,000,000	4,000,000	3,832
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Mar-19/99.90	43,000,000	43,000,000	98,900

Total purchased options outstanding (cost $318,907)				$194,712

SHORT-TERM INVESTMENTS (40.1%)(a)
		Principal amount/ shares	Value
Interest in $494,641,000 joint tri-party repurchase agreement dated 2/28/19 with Citigroup Global Markets, Inc. due 3/1/19 - maturity value of $34,663,523 for an effective yield of 2.620% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.375% to 3.000% and due dates ranging from 12/31/21 to 2/15/47, valued at $504,615,703)		$34,661,000	$34,661,000
Putnam Short Term Investment Fund 2.58%(AFF)	Shares	55,734,078	55,734,078
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35%(P)	Shares	138,000	138,000
U.S. Treasury Bills 2.473%, 7/25/19(SEGSF)(SEGCCS)		$3,323,000	3,290,555
U.S. Treasury Bills 2.470%, 5/9/19(SEGSF)(SEGCCS)		3,090,000	3,075,786
U.S. Treasury Bills 2.470%, 4/18/19(SEGSF)(SEGCCS)		1,344,000	1,339,726
U.S. Treasury Bills 2.466%, 7/18/19(SEGSF)(SEGCCS)		3,660,000	3,625,907
U.S. Treasury Bills 2.433%, 5/16/19(SEGSF)(SEGCCS)		1,662,000	1,653,614
U.S. Treasury Bills 2.386%, 3/21/19(SEGSF)(SEGCCS)		233,000	232,696
U.S. Treasury Bills 2.382%, 3/7/19(SEGSF)(SEGCCS)		3,638,000	3,636,589

Total short-term investments (cost $107,387,829)			$107,387,951
TOTAL INVESTMENTS

Total investments (cost $362,367,905)			$362,663,962

WRITTEN SWAP OPTIONS OUTSTANDING at 2/28/19 (premiums $645,834) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Citibank, N.A.
2.748/3 month USD-LIBOR-BBA/Mar-29	Mar-19/2.748	$20,897,900	$12,121
(2.675)/3 month USD-LIBOR-BBA/Mar-29	Mar-19/2.675	20,897,900	38,243
(2.612)/3 month USD-LIBOR-BBA/Mar-24	Mar-19/2.612	15,145,000	52,099
(2.748)/3 month USD-LIBOR-BBA/Mar-29	Mar-19/2.748	20,897,900	64,992
2.675/3 month USD-LIBOR-BBA/Mar-29	Mar-19/2.675	20,897,900	122,044
Goldman Sachs International
(2.52)/3 month USD-LIBOR-BBA/Mar-24	Mar-19/2.52	15,145,000	10,450
(2.7025)/3 month USD-LIBOR-BBA/Mar-29	Mar-19/2.7025	29,832,100	91,286
JPMorgan Chase Bank N.A.
3.14/3 month USD-LIBOR-BBA/Mar-29	Mar-19/3.14	26,582,000	27

Total			$391,262

WRITTEN OPTIONS OUTSTANDING at 2/28/19 (premiums $328,446) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Goldman Sachs Bank USA
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-19/$98.53	$36,000,000	$36,000,000	$54,828
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-19/98.91	36,000,000	36,000,000	31,284
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Mar-19/97.55	4,000,000	4,000,000	11,488
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Mar-19/99.90	43,000,000	43,000,000	28,337

Total				$125,937

TBA SALE COMMITMENTS OUTSTANDING at 2/28/19 (proceeds receivable $12,152,461) (Unaudited)
Agency	Principal amount	Settlement date	Value
Federal National Mortgage Association, 4.50%, 3/1/49	$4,000,000	3/13/19	$4,139,375
Federal National Mortgage Association, 3.50%, 3/1/49	8,000,000	3/13/19	8,003,751

Total			$12,143,126

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$6,310,500	$208,474		$36,097	1/7/29	3.0975% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$(175,730)
		12,621,000	350,763		(48,127)	1/7/29	3 month USD-LIBOR-BBA — Quarterly	3.0375% — Semiannually	308,206
		29,419,100	411,426		(107,083)	1/16/29	3 month USD-LIBOR-BBA — Quarterly	2.88% — Semiannually	310,330
		14,709,500	288,703		86,101	1/24/20	2.945% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(206,244)
		29,419,100	409,602		(108,260)	1/24/29	3 month USD-LIBOR-BBA — Quarterly	2.88% — Semiannually	306,660
		14,709,500	289,454		86,101	1/16/29	2.945% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(207,542)
		5,048,400	73,792	(E)	(106,221)	3/18/49	3 month USD-LIBOR-BBA — Quarterly	2.95% — Semiannually	(32,428)
		27,598,800	311,176	(E)	(230,717)	3/18/29	3 month USD-LIBOR-BBA — Quarterly	2.85% — Semiannually	80,459
		199,980,900	2,245,186	(E)	1,338,062	3/18/24	2.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(907,119)
		163,876,100	461,803	(E)	301,090	3/18/21	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(160,713)
		26,582,000	184,931		(123,370)	1/14/29	3 month USD-LIBOR-BBA — Quarterly	2.80% — Semiannually	63,733
		9,196,000	43,745		(122)	12/28/28	2.772% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(43,200)
		5,566,000	27,268		(74)	12/31/28	3 month USD-LIBOR-BBA — Quarterly	2.772% — Semiannually	26,906
		3,951,000	12,418		(52)	1/3/29	2.755% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(12,444)
		10,624,000	38,183		(141)	1/4/29	2.67785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	39,169
		3,789,000	38,258		(50)	1/7/29	2.604% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	38,999
		9,499,000	120,400		(126)	1/7/29	2.5745% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	122,678
		12,296,000	48,016		(163)	1/9/29	3 month USD-LIBOR-BBA — Quarterly	2.675% — Semiannually	(49,387)
		7,805,000	6,400		(103)	1/10/29	3 month USD-LIBOR-BBA — Quarterly	2.729% — Semiannually	6,308
		14,002,000	45,983		(186)	1/11/29	3 month USD-LIBOR-BBA — Quarterly	2.7575% — Semiannually	46,081
		3,222,000	5,487		(43)	1/14/29	2.74% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,541)
		5,006,000	3,995		(66)	1/15/29	2.7295% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,079)
		14,040,000	11,443		(186)	1/16/29	2.711% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	11,365
		4,976,000	12,221		(40)	1/16/24	2.6175% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(11,641)
		3,412,000	4,528		(45)	1/17/29	3 month USD-LIBOR-BBA — Quarterly	2.7355% — Semiannually	4,587
		12,155,000	44,657		(161)	1/18/29	3 month USD-LIBOR-BBA — Quarterly	2.7625% — Semiannually	45,176
		6,356,000	13,062		(84)	1/22/29	2.7445% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(13,520)
		9,315,000	36,906		(124)	1/23/29	3 month USD-LIBOR-BBA — Quarterly	2.76625% — Semiannually	37,440
		5,762,000	35,719		(76)	1/22/29	3 month USD-LIBOR-BBA — Quarterly	2.7915% — Semiannually	36,275
		6,140,000	44,030		(81)	1/25/29	2.803% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(44,783)
		7,093,000	44,246		(94)	1/30/29	3 month USD-LIBOR-BBA — Quarterly	2.7925% — Semiannually	44,951
		18,131,000	16,499	(E)	(68)	4/30/20	3 month USD-LIBOR-BBA — Quarterly	2.75299% — Semiannually	16,431
		18,131,000	16,100	(E)	(68)	4/30/20	3 month USD-LIBOR-BBA — Quarterly	2.75072% — Semiannually	16,032
		5,733,000	9,041		(76)	2/4/29	2.705% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	8,233
		7,150,000	45,953		(95)	2/4/29	2.64988% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	45,241
		4,438,000	16,727		(59)	2/5/29	2.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	16,163
		4,500,000	4,685		(60)	2/5/29	2.711% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,012
		3,805,000	2,287		(50)	2/5/29	3 month USD-LIBOR-BBA — Quarterly	2.716% — Semiannually	(1,805)
		3,988,000	4,945		(53)	2/6/29	3 month USD-LIBOR-BBA — Quarterly	2.737% — Semiannually	5,505
		3,343,700	7,935	(E)	(47)	3/6/29	2.748% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,982)
		4,680,000	10,455		(62)	2/8/29	2.7485% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(11,261)
		6,037,500	6,605		(80)	2/7/29	3 month USD-LIBOR-BBA — Quarterly	2.7355% — Semiannually	7,431
		4,680,000	505		(62)	2/11/29	2.724% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,339)
		4,160,000	2,284		(55)	2/11/29	2.729% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,036)
		10,400,000	116,771	(E)	(102,967)	3/20/24	3 month USD-LIBOR-BBA — Quarterly	2.80% — Semiannually	13,804
		766,000	11,190	(E)	(16,837)	3/20/29	3 month USD-LIBOR-BBA — Quarterly	2.95% — Semiannually	(5,647)
		4,032,000	2,754		(53)	2/12/29	2.715% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,059
		4,032,000	4,887		(53)	2/12/29	2.709% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,205
		13,229,000	688		(107)	2/11/24	2.56631% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,817)
		14,531,000	68,194		(193)	2/12/29	2.6695% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	66,040
		12,609,000	14,223		(167)	2/14/29	3 month USD-LIBOR-BBA — Quarterly	2.71% — Semiannually	(12,402)
		13,842,000	12,652		(184)	2/15/29	3 month USD-LIBOR-BBA — Quarterly	2.733% — Semiannually	14,835
		956,500	2,309	(E)	(9)	3/19/24	2.612% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,318)
		4,612,000	16,871		(61)	2/19/29	3 month USD-LIBOR-BBA — Quarterly	2.682% — Semiannually	(16,246)
		14,627,000	15,680		(194)	2/19/29	2.711% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	13,169
		12,016,000	25,089		(159)	2/19/29	2.6995% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	23,073
		15,058,000	68,077		(200)	2/21/29	3 month USD-LIBOR-BBA — Quarterly	2.671% — Semiannually	(65,943)
		30,156,000	156,570		(400)	2/22/29	2.66403% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	151,703
		5,572,800	23,723		(74)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	2.673% — Semiannually	(23,797)
		5,064,000	12,280		(67)	2/25/29	3 month USD-LIBOR-BBA — Quarterly	2.6955% — Semiannually	(11,564)
		5,093,000	39,440		(68)	3/1/29	2.6335% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	39,373
		9,362,000	24,425		(124)	3/1/29	3 month USD-LIBOR-BBA — Quarterly	2.69149% — Semiannually	(24,550)
		4,800,000	4,896		(64)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	2.731% — Semiannually	4,832

	Total				$998,840				$(82,614)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$111,623	$111,443	$—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	$(752)
38,719	38,809	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(451)
48,665	48,779	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(567)
Credit Suisse International
231,699	231,326	—	1/12/41	3.50% ( 1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,560
87,384	87,588	—	1/12/41	4.00% ( 1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,019
21,806	21,905	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	295
19,517	19,590	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	245
Goldman Sachs International
7,734	7,741	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(65)
120,077	119,883	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(809)
23,796	23,904	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	322
JPMorgan Securities LLC
13,263	13,312	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	167
32,780	32,902	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(412)

Upfront premium received		—		Unrealized appreciation		3,608

Upfront premium (paid)		—	Unrealized (depreciation)			(3,056)

	Total	$—			Total	$552

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 2/28/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	CMBX NA BBB-.7 Index	BBB-/P	$34	$6,000	$245	1/17/47	300 bp — Monthly	$(210)
	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	BB/P	29,437	212,000	24,528	1/17/47	500 bp — Monthly	5,026
	CMBX NA BB.7 Index	BB/P	55,526	432,000	49,982	1/17/47	500 bp — Monthly	5,784
	CMBX NA BBB-.6 Index	BBB-/P	2,564	18,000	2,185	5/11/63	300 bp — Monthly	385
	CMBX NA BBB-.6 Index	BBB-/P	4,488	40,000	4,856	5/11/63	300 bp — Monthly	(354)
	CMBX NA BBB-.6 Index	BBB-/P	6,256	46,000	5,584	5/11/63	300 bp — Monthly	687
	CMBX NA BBB-.6 Index	BBB-/P	4,583	48,000	5,827	5/11/63	300 bp — Monthly	(1,228)
	CMBX NA BBB-.6 Index	BBB-/P	6,159	58,000	7,041	5/11/63	300 bp — Monthly	(863)
	CMBX NA BBB-.6 Index	BBB-/P	6,218	58,000	7,041	5/11/63	300 bp — Monthly	(804)
	CMBX NA BBB-.6 Index	BBB-/P	22,652	172,000	20,881	5/11/63	300 bp — Monthly	1,829
	CMBX NA BBB-.6 Index	BBB-/P	26,075	173,000	21,002	5/11/63	300 bp — Monthly	5,130
	CMBX NA BBB-.6 Index	BBB-/P	20,040	203,000	24,644	5/11/63	300 bp — Monthly	(4,536)
	CMBX NA BBB-.6 Index	BBB-/P	22,051	231,000	28,043	5/11/63	300 bp — Monthly	(5,915)
	CMBX NA BBB-.6 Index	BBB-/P	27,114	237,000	28,772	5/11/63	300 bp — Monthly	(1,579)
	CMBX NA BBB-.6 Index	BBB-/P	43,997	393,000	47,710	5/11/63	300 bp — Monthly	(3,583)
	CMBX NA BBB-.6 Index	BBB-/P	54,859	475,000	57,665	5/11/63	300 bp — Monthly	(2,648)
	CMBX NA BBB-.6 Index	BBB-/P	57,103	553,000	67,134	5/11/63	300 bp — Monthly	(9,847)
	CMBX NA BBB-.7 Index	BBB-/P	829,197	8,349,000	341,474	1/17/47	300 bp — Monthly	490,506
	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	23,756	170,000	20,638	5/11/63	300 bp — Monthly	3,175
	CMBX NA BBB-.6 Index	BBB-/P	38,296	247,000	29,986	5/11/63	300 bp — Monthly	8,393
	CMBX NA A.6 Index	A/P	812	16,000	330	5/11/63	200 bp — Monthly	486
	CMBX NA A.7 Index	A-/P	110	3,000	16	1/17/47	200 bp — Monthly	127
	CMBX NA BB.6 Index	BB/P	69,142	358,000	83,342	5/11/63	500 bp — Monthly	(14,001)
	CMBX NA BB.7 Index	BB/P	44,810	335,000	38,760	1/17/47	500 bp — Monthly	6,236
	CMBX NA BBB-.6 Index	BBB-/P	4,088	37,000	4,492	5/11/63	300 bp — Monthly	(391)
	CMBX NA BBB-.6 Index	BBB-/P	9,751	77,000	9,348	5/11/63	300 bp — Monthly	429
	CMBX NA BBB-.6 Index	BBB-/P	15,910	94,000	11,412	5/11/63	300 bp — Monthly	4,529
	CMBX NA BBB-.6 Index	BBB-/P	12,423	107,000	12,990	5/11/63	300 bp — Monthly	(531)
	CMBX NA BBB-.6 Index	BBB-/P	11,606	116,000	14,082	5/11/63	300 bp — Monthly	(2,438)
	CMBX NA BBB-.6 Index	BBB-/P	11,676	120,000	14,568	5/11/63	300 bp — Monthly	(2,852)
	CMBX NA BBB-.6 Index	BBB-/P	14,905	141,000	17,117	5/11/63	300 bp — Monthly	(2,165)
	CMBX NA BBB-.6 Index	BBB-/P	22,783	151,000	18,331	5/11/63	300 bp — Monthly	4,502
	CMBX NA BBB-.6 Index	BBB-/P	17,237	156,000	18,938	5/11/63	300 bp — Monthly	(1,649)
	CMBX NA BBB-.6 Index	BBB-/P	19,262	178,000	21,609	5/11/63	300 bp — Monthly	(2,288)
	CMBX NA BBB-.6 Index	BBB-/P	57,183	379,000	46,011	5/11/63	300 bp — Monthly	11,299
	CMBX NA BBB-.6 Index	BBB-/P	45,232	402,000	48,803	5/11/63	300 bp — Monthly	(3,437)
	CMBX NA BBB-.6 Index	BBB-/P	46,664	492,000	59,729	5/11/63	300 bp — Monthly	(12,901)
	CMBX NA BBB-.6 Index	BBB-/P	67,812	494,000	59,972	5/11/63	300 bp — Monthly	8,005
	CMBX NA BBB-.6 Index	BBB-/P	51,872	529,000	64,221	5/11/63	300 bp — Monthly	(12,172)
	CMBX NA BBB-.6 Index	BBB-/P	51,816	546,000	66,284	5/11/63	300 bp — Monthly	(14,286)
	CMBX NA BBB-.6 Index	BBB-/P	75,978	717,000	87,044	5/11/63	300 bp — Monthly	(10,826)
	CMBX NA BBB-.6 Index	BBB-/P	70,697	738,000	89,593	5/11/63	300 bp — Monthly	(18,651)
	CMBX NA BBB-.6 Index	BBB-/P	89,946	804,000	97,606	5/11/63	300 bp — Monthly	(7,392)
	CMBX NA BBB-.6 Index	BBB-/P	100,194	841,000	102,097	5/11/63	300 bp — Monthly	(1,623)
	CMBX NA BBB-.6 Index	BBB-/P	124,460	1,023,000	124,192	5/11/63	300 bp — Monthly	267
	CMBX NA BBB-.6 Index	BBB-/P	210,574	1,936,000	235,030	5/11/63	300 bp — Monthly	(23,811)
	CMBX NA BBB-.6 Index	BBB-/P	229,345	2,145,000	260,403	5/11/63	300 bp — Monthly	(30,343)
	CMBX NA BBB-.7 Index	BBB-/P	1,379	21,000	859	1/17/47	300 bp — Monthly	527
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	154	3,000	62	5/11/63	200 bp — Monthly	93
	CMBX NA A.6 Index	A/P	2,673	52,000	1,071	5/11/63	200 bp — Monthly	1,613
	CMBX NA A.6 Index	A/P	11,590	226,000	4,656	5/11/63	200 bp — Monthly	6,984
	CMBX NA BBB-.6 Index	BBB-/P	79	1,000	121	5/11/63	300 bp — Monthly	(42)
	CMBX NA BBB-.6 Index	BBB-/P	68	1,000	121	5/11/63	300 bp — Monthly	(53)
	CMBX NA BBB-.6 Index	BBB-/P	520	6,000	728	5/11/63	300 bp — Monthly	(207)
	CMBX NA BBB-.6 Index	BBB-/P	833	6,000	728	5/11/63	300 bp — Monthly	107
	CMBX NA BBB-.6 Index	BBB-/P	780	7,000	850	5/11/63	300 bp — Monthly	(68)
	CMBX NA BBB-.6 Index	BBB-/P	580	7,000	850	5/11/63	300 bp — Monthly	(267)
	CMBX NA BBB-.6 Index	BBB-/P	758	7,000	850	5/11/63	300 bp — Monthly	(90)
	CMBX NA BBB-.6 Index	BBB-/P	844	10,000	1,214	5/11/63	300 bp — Monthly	(367)
	CMBX NA BBB-.6 Index	BBB-/P	1,959	13,000	1,578	5/11/63	300 bp — Monthly	385
	CMBX NA BBB-.6 Index	BBB-/P	1,433	13,000	1,578	5/11/63	300 bp — Monthly	(141)
	CMBX NA BBB-.6 Index	BBB-/P	1,266	15,000	1,821	5/11/63	300 bp — Monthly	(550)
	CMBX NA BBB-.6 Index	BBB-/P	1,382	16,000	1,942	5/11/63	300 bp — Monthly	(555)
	CMBX NA BBB-.6 Index	BBB-/P	2,196	19,000	2,307	5/11/63	300 bp — Monthly	(105)
	CMBX NA BBB-.6 Index	BBB-/P	4,985	35,000	4,249	5/11/63	300 bp — Monthly	748
	CMBX NA BBB-.6 Index	BBB-/P	2,932	39,000	4,735	5/11/63	300 bp — Monthly	(1,790)
	CMBX NA BBB-.6 Index	BBB-/P	6,344	40,000	4,856	5/11/63	300 bp — Monthly	1,501
	CMBX NA BBB-.6 Index	BBB-/P	4,589	41,000	4,977	5/11/63	300 bp — Monthly	(375)
	CMBX NA BBB-.6 Index	BBB-/P	4,408	47,000	5,706	5/11/63	300 bp — Monthly	(1,282)
	CMBX NA BBB-.6 Index	BBB-/P	6,102	52,000	6,313	5/11/63	300 bp — Monthly	(194)
	CMBX NA BBB-.6 Index	BBB-/P	6,807	61,000	7,405	5/11/63	300 bp — Monthly	(578)
	CMBX NA BBB-.6 Index	BBB-/P	6,807	61,000	7,405	5/11/63	300 bp — Monthly	(578)
	CMBX NA BBB-.6 Index	BBB-/P	18,576	121,000	14,689	5/11/63	300 bp — Monthly	3,927
	CMBX NA BBB-.6 Index	BBB-/P	19,769	166,000	20,152	5/11/63	300 bp — Monthly	(328)
	CMBX NA BBB-.6 Index	BBB-/P	28,389	179,000	21,731	5/11/63	300 bp — Monthly	6,718
	CMBX NA BBB-.6 Index	BBB-/P	22,767	192,000	23,309	5/11/63	300 bp — Monthly	(477)
	CMBX NA BBB-.6 Index	BBB-/P	22,689	192,000	23,309	5/11/63	300 bp — Monthly	(556)
	CMBX NA BBB-.6 Index	BBB-/P	31,086	196,000	23,794	5/11/63	300 bp — Monthly	7,357
	CMBX NA BBB-.6 Index	BBB-/P	42,824	274,000	33,264	5/11/63	300 bp — Monthly	9,652
	CMBX NA BBB-.6 Index	BBB-/P	37,025	300,000	36,420	5/11/63	300 bp — Monthly	705
	CMBX NA BBB-.6 Index	BBB-/P	34,253	310,000	37,634	5/11/63	300 bp — Monthly	(3,278)
	CMBX NA BBB-.6 Index	BBB-/P	36,669	328,000	39,819	5/11/63	300 bp — Monthly	(3,041)
	CMBX NA BBB-.6 Index	BBB-/P	67,429	432,000	52,445	5/11/63	300 bp — Monthly	15,128
	CMBX NA BBB-.6 Index	BBB-/P	46,827	445,000	54,023	5/11/63	300 bp — Monthly	(7,048)
	CMBX NA BBB-.6 Index	BBB-/P	67,683	449,000	54,509	5/11/63	300 bp — Monthly	13,324
	CMBX NA BBB-.6 Index	BBB-/P	67,712	449,000	54,509	5/11/63	300 bp — Monthly	13,354
	CMBX NA BBB-.6 Index	BBB-/P	55,202	475,000	57,665	5/11/63	300 bp — Monthly	(2,304)
	CMBX NA BBB-.6 Index	BBB-/P	85,858	578,000	70,169	5/11/63	300 bp — Monthly	15,882
	CMBX NA BBB-.6 Index	BBB-/P	60,535	603,000	73,204	5/11/63	300 bp — Monthly	(12,468)
	CMBX NA BBB-.6 Index	BBB-/P	102,463	673,000	81,702	5/11/63	300 bp — Monthly	20,985
	CMBX NA BBB-.6 Index	BBB-/P	79,608	693,000	84,130	5/11/63	300 bp — Monthly	(4,291)
	CMBX NA BBB-.6 Index	BBB-/P	124,104	902,000	109,503	5/11/63	300 bp — Monthly	14,902
	CMBX NA BBB-.6 Index	BBB-/P	317,200	2,000,000	242,800	5/11/63	300 bp — Monthly	75,067
	CMBX NA BBB-.6 Index	BBB-/P	793,000	5,000,000	607,000	5/11/63	300 bp — Monthly	187,667
	CMBX NA BBB-.6 Index	BBB-/P	812,499	6,000,000	728,400	5/11/63	300 bp — Monthly	86,099
	CMBX NA BBB-.7 Index	BBB-/P	370	5,000	205	1/17/47	300 bp — Monthly	167
	CMBX NA BBB-.7 Index	BBB-/P	3,816	37,000	1,513	1/17/47	300 bp — Monthly	2,315
	CMBX NA BBB-.7 Index	BBB-/P	4,227	52,000	2,127	1/17/47	300 bp — Monthly	2,118
	CMBX NA BBB-.7 Index	BBB-/P	4,856	57,000	2,331	1/17/47	300 bp — Monthly	2,543
	CMBX NA BBB-.7 Index	BBB-/P	7,472	86,000	3,517	1/17/47	300 bp — Monthly	3,983
	CMBX NA BBB-.7 Index	BBB-/P	23,196	206,000	8,425	1/17/47	300 bp — Monthly	14,839
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	53,384	252,000	58,666	5/11/63	500 bp — Monthly	(5,142)
	CMBX NA BB.6 Index	BB/P	12,113	50,000	11,640	5/11/63	500 bp — Monthly	501
	CMBX NA BB.6 Index	BB/P	176,585	700,000	162,960	5/11/63	500 bp — Monthly	14,014
	CMBX NA BBB-.6 Index	BBB-/P	86,923	704,000	85,466	5/11/63	300 bp — Monthly	1,574
	CMBX NA BBB-.6 Index	BBB-/P	8,454,141	63,904,000	7,757,946	5/11/63	300 bp — Monthly	717,495
	CMBX NA BBB-.7 Index	BBB-/P	505,912	4,493,000	183,764	1/17/47	300 bp — Monthly	323,646
	Merrill Lynch International
	CMBX NA BB.6 Index	BB/P	96,284	426,000	99,173	5/11/63	500 bp — Monthly	(2,652)
	CMBX NA BBB-.6 Index	BBB-/P	17,601	133,000	16,146	5/11/63	300 bp — Monthly	1,499
	CMBX NA BBB-.6 Index	BBB-/P	37,360	318,000	38,605	5/11/63	300 bp — Monthly	(1,139)
	CMBX NA BBB-.6 Index	BBB-/P	67,524	571,000	69,319	5/11/63	300 bp — Monthly	(1,605)
	CMBX NA BBB-.6 Index	BBB-/P	271,799	2,426,000	294,516	5/11/63	300 bp — Monthly	(21,908)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	43,572	315,000	38,241	5/11/63	300 bp — Monthly	5,436
	CMBX NA A.6 Index	A/P	254	25,000	515	5/11/63	200 bp — Monthly	(256)
	CMBX NA BB.6 Index	BB/P	100,413	418,000	97,310	5/11/63	500 bp — Monthly	3,335
	CMBX NA BBB-.6 Index	BBB-/P	108	1,000	121	5/11/63	300 bp — Monthly	(13)
	CMBX NA BBB-.6 Index	BBB-/P	834	6,000	728	5/11/63	300 bp — Monthly	108
	CMBX NA BBB-.6 Index	BBB-/P	2,150	15,000	1,821	5/11/63	300 bp — Monthly	334
	CMBX NA BBB-.6 Index	BBB-/P	3,313	31,000	3,763	5/11/63	300 bp — Monthly	(440)
	CMBX NA BBB-.6 Index	BBB-/P	4,240	35,000	4,249	5/11/63	300 bp — Monthly	3
	CMBX NA BBB-.6 Index	BBB-/P	6,984	54,000	6,556	5/11/63	300 bp — Monthly	446
	CMBX NA BBB-.6 Index	BBB-/P	5,821	55,000	6,677	5/11/63	300 bp — Monthly	(837)
	CMBX NA BBB-.6 Index	BBB-/P	7,980	68,000	8,255	5/11/63	300 bp — Monthly	(252)
	CMBX NA BBB-.6 Index	BBB-/P	12,583	77,000	9,348	5/11/63	300 bp — Monthly	3,261
	CMBX NA BBB-.6 Index	BBB-/P	11,302	87,000	10,562	5/11/63	300 bp — Monthly	769
	CMBX NA BBB-.6 Index	BBB-/P	9,263	88,000	10,683	5/11/63	300 bp — Monthly	(1,390)
	CMBX NA BBB-.6 Index	BBB-/P	14,346	98,000	11,897	5/11/63	300 bp — Monthly	2,482
	CMBX NA BBB-.6 Index	BBB-/P	13,256	112,000	13,597	5/11/63	300 bp — Monthly	(304)
	CMBX NA BBB-.6 Index	BBB-/P	20,826	170,000	20,638	5/11/63	300 bp — Monthly	245
	CMBX NA BBB-.6 Index	BBB-/P	22,319	180,000	21,852	5/11/63	300 bp — Monthly	527
	CMBX NA BBB-.6 Index	BBB-/P	25,578	200,000	24,280	5/11/63	300 bp — Monthly	1,365
	CMBX NA BBB-.6 Index	BBB-/P	20,446	214,000	25,980	5/11/63	300 bp — Monthly	(5,463)
	CMBX NA BBB-.6 Index	BBB-/P	25,899	220,000	26,708	5/11/63	300 bp — Monthly	(735)
	CMBX NA BBB-.6 Index	BBB-/P	34,750	234,000	28,408	5/11/63	300 bp — Monthly	6,421
	CMBX NA BBB-.6 Index	BBB-/P	33,202	274,000	33,264	5/11/63	300 bp — Monthly	30
	CMBX NA BBB-.6 Index	BBB-/P	32,694	276,000	33,506	5/11/63	300 bp — Monthly	(720)
	CMBX NA BBB-.6 Index	BBB-/P	43,114	376,000	45,646	5/11/63	300 bp — Monthly	(2,407)
	CMBX NA BBB-.6 Index	BBB-/P	49,803	411,000	49,895	5/11/63	300 bp — Monthly	45
	CMBX NA BBB-.6 Index	BBB-/P	42,471	435,000	52,809	5/11/63	300 bp — Monthly	(10,193)
	CMBX NA BBB-.6 Index	BBB-/P	55,826	436,000	52,930	5/11/63	300 bp — Monthly	3,041
	CMBX NA BBB-.6 Index	BBB-/P	57,900	470,000	57,058	5/11/63	300 bp — Monthly	920
	CMBX NA BBB-.6 Index	BBB-/P	69,995	527,000	63,978	5/11/63	300 bp — Monthly	6,193
	CMBX NA BBB-.6 Index	BBB-/P	81,937	550,000	66,770	5/11/63	300 bp — Monthly	15,350
	CMBX NA BBB-.6 Index	BBB-/P	63,144	558,000	67,741	5/11/63	300 bp — Monthly	(4,412)
	CMBX NA BBB-.6 Index	BBB-/P	87,496	582,000	70,655	5/11/63	300 bp — Monthly	17,035
	CMBX NA BBB-.6 Index	BBB-/P	88,465	631,000	76,603	5/11/63	300 bp — Monthly	12,072
	CMBX NA BBB-.6 Index	BBB-/P	84,929	908,000	110,231	5/11/63	300 bp — Monthly	(25,000)
	CMBX NA BBB-.6 Index	BBB-/P	155,953	1,287,000	156,242	5/11/63	300 bp — Monthly	141
	CMBX NA BBB-.7 Index	BBB-/P	2,965	30,000	1,227	1/17/47	300 bp — Monthly	1,748

Upfront premium received			16,962,022		Unrealized appreciation			2,205,521

Upfront premium (paid)			—		Unrealized (depreciation)			(319,225)

	Total		$16,962,022				Total	$1,886,296
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 28, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 2/28/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(22)	$3,000	$16	1/17/47	(200 bp) — Monthly	$(39)
	CMBX NA BB.7 Index	(40,903)	321,000	37,140	1/17/47	(500 bp) — Monthly	(3,942)
	CMBX NA BB.9 Index	(66,515)	432,000	58,190	9/17/58	(500 bp) — Monthly	(8,565)
	CMBX NA BB.9 Index	(64,681)	418,000	56,305	9/17/58	(500 bp) — Monthly	(8,609)
	CMBX NA BB.9 Index	(64,391)	418,000	56,305	9/17/58	(500 bp) — Monthly	(8,318)
	CMBX NA BB.9 Index	(32,563)	208,000	28,018	9/17/58	(500 bp) — Monthly	(4,661)
	Credit Suisse International
	CMBX NA BB.10 Index	(56,705)	425,000	46,920	11/17/59	(500 bp) — Monthly	(10,021)
	CMBX NA BB.10 Index	(50,421)	424,000	46,810	11/17/59	(500 bp) — Monthly	(3,847)
	CMBX NA BB.10 Index	(27,719)	223,000	24,619	11/17/59	(500 bp) — Monthly	(3,223)
	CMBX NA BB.9 Index	(34,229)	223,000	30,038	9/17/58	(500 bp) — Monthly	(4,315)
	CMBX NA BB.9 Index	(32,125)	212,000	28,556	9/17/58	(500 bp) — Monthly	(3,686)
	CMBX NA BBB-.7 Index	(174,864)	2,230,000	91,207	1/17/47	(300 bp) — Monthly	(84,401)
	Goldman Sachs International
	CMBX NA BB.7 Index	(68,887)	367,000	42,462	1/17/47	(500 bp) — Monthly	(26,630)
	CMBX NA BB.7 Index	(1,218)	6,000	694	1/17/47	(500 bp) — Monthly	(527)
	CMBX NA BB.9 Index	(62,086)	390,000	52,533	9/17/58	(500 bp) — Monthly	(9,770)
	CMBX NA BB.9 Index	(31,123)	197,000	26,536	9/17/58	(500 bp) — Monthly	(4,697)
	CMBX NA BB.9 Index	(30,349)	190,000	25,593	9/17/58	(500 bp) — Monthly	(4,861)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(765,876)	6,052,000	700,216	1/17/47	(500 bp) — Monthly	(69,022)
	CMBX NA BB.9 Index	(83,789)	592,000	79,742	9/17/58	(500 bp) — Monthly	(4,376)
	CMBX NA BB.9 Index	(44,770)	317,000	42,700	9/17/58	(500 bp) — Monthly	(2,246)
	CMBX NA BB.9 Index	(42,747)	274,000	36,908	9/17/58	(500 bp) — Monthly	(5,991)
	CMBX NA BB.9 Index	(33,145)	210,000	28,287	9/17/58	(500 bp) — Monthly	(4,975)
	CMBX NA BB.9 Index	(7,666)	50,000	6,735	9/17/58	(500 bp) — Monthly	(959)
	CMBX NA BBB-.7 Index	(76,526)	1,303,000	53,293	1/17/47	(300 bp) — Monthly	(23,667)
	CMBX NA BBB-.7 Index	(43,631)	593,000	24,254	1/17/47	(300 bp) — Monthly	(19,575)
	CMBX NA BBB-.7 Index	(39,658)	539,000	22,045	1/17/47	(300 bp) — Monthly	(17,792)
	CMBX NA BBB-.7 Index	(28,283)	313,000	12,802	1/17/47	(300 bp) — Monthly	(15,585)
	CMBX NA BBB-.7 Index	(9,256)	138,000	5,644	1/17/47	(300 bp) — Monthly	(3,658)
	CMBX NA BBB-.7 Index	(781)	7,000	286	1/17/47	(300 bp) — Monthly	(497)
	CMBX NA BBB-.7 Index	(105)	1,000	41	1/17/47	(300 bp) — Monthly	(64)
	Merrill Lynch International
	CMBX NA BB.9 Index	(89,322)	610,000	82,167	9/17/58	(500 bp) — Monthly	(7,494)
	CMBX NA BB.9 Index	(85,013)	577,000	77,722	9/17/58	(500 bp) — Monthly	(7,612)
	CMBX NA BB.9 Index	(88,353)	563,000	75,836	9/17/58	(500 bp) — Monthly	(12,830)
	CMBX NA BB.9 Index	(83,847)	548,000	73,816	9/17/58	(500 bp) — Monthly	(10,336)
	CMBX NA BBB-.7 Index	(12,538)	153,000	6,258	1/17/47	(300 bp) — Monthly	(6,331)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(374,069)	2,212,000	255,928	1/17/47	(500 bp) — Monthly	(119,370)
	CMBX NA BB.7 Index	(130,985)	700,000	80,990	1/17/47	(500 bp) — Monthly	(50,384)
	CMBX NA BB.7 Index	(80,602)	418,000	48,363	1/17/47	(500 bp) — Monthly	(32,472)
	CMBX NA BB.9 Index	(71,437)	475,000	63,983	9/17/58	(500 bp) — Monthly	(7,718)
	CMBX NA BB.9 Index	(62,827)	472,000	63,578	9/17/58	(500 bp) — Monthly	489
	CMBX NA BB.9 Index	(63,845)	470,000	63,309	9/17/58	(500 bp) — Monthly	(797)
	CMBX NA BB.9 Index	(61,252)	448,000	60,346	9/17/58	(500 bp) — Monthly	(1,155)
	CMBX NA BB.9 Index	(62,380)	433,000	58,325	9/17/58	(500 bp) — Monthly	(4,295)
	CMBX NA BB.9 Index	(63,975)	424,000	57,113	9/17/58	(500 bp) — Monthly	(7,097)
	CMBX NA BB.9 Index	(56,493)	363,000	48,896	9/17/58	(500 bp) — Monthly	(7,799)
	CMBX NA BB.9 Index	(32,543)	215,000	28,961	9/17/58	(500 bp) — Monthly	(3,702)
	CMBX NA BB.9 Index	(32,543)	215,000	28,961	9/17/58	(500 bp) — Monthly	(3,702)
	CMBX NA BBB-.7 Index	(19,682)	310,000	12,679	1/17/47	(300 bp) — Monthly	(7,107)

Upfront premium received		—			Unrealized appreciation		489

Upfront premium (paid)		(3,486,740)			Unrealized (depreciation)		(648,720)

	Total	$(3,486,740)				Total	$(648,231)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2018 through February 28, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $267,953,075.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/19
Short-term investments
	Putnam Short Term Investment Fund*	$54,532,124	$25,000,525	$23,798,571	$1,041,628	$55,734,078

	Total Short-term investments	$54,532,124	$25,000,525	$23,798,571	$1,041,628	$55,734,078
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $12,379,257.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $3,825,748.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $98,013,616 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $35,359,958, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $12,360,709 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $12,379,257 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$6,326,049	$—
Mortgage-backed securities	—	163,884,623	—
Purchased options outstanding	—	194,712	—
Purchased swap options outstanding	—	267,191	—
U.S. government and agency mortgage obligations	—	84,603,436	—
Short-term investments	55,872,078	51,515,873	—

Totals by level	$55,872,078	$306,791,884	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Written options outstanding	$—	$(125,937)	$—
Written swap options outstanding	—	(391,262)	—
TBA sale commitments	—	(12,143,126)	—
Interest rate swap contracts	—	(1,081,454)	—
Total return swap contracts	—	552	—
Credit default contracts	—	(12,237,217)	—

Totals by level	$—	$(25,978,444)	$—
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$2,838,543	$15,075,760
Interest rate contracts	3,255,775	4,391,973

Total	$6,094,318	$19,467,733
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$131,400,000
Purchased swap option contracts (contract amount)	$257,200,000
Written TBA commitment option contracts (contract amount)	$210,600,000
Written swap option contracts (contract amount)	$142,600,000
Centrally cleared interest rate swap contracts (notional)	$1,026,600,000
OTC total return swap contracts (notional)	$840,000
OTC credit default contracts (notional)	$158,900,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2019